Loans receivable, net (Narrative) (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Mar. 16, 2016 CNY (¥) item	Aug. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Jul. 22, 2015 CNY (¥)
Loans receivable, net
Loans receivable		¥ 73,330
Proceeds from loan repayment			$ 26,790	¥ 186,000
Equity investment		¥ 26,670
Contract maturity term		1 year
Minimum
Loans receivable, net
Annual rate (as a percentage)		4.35%	4.35%	4.35%
Maximum
Loans receivable, net
Annual rate (as a percentage)		10.00%	10.00%	10.00%
Venture capital fund ("Fund")
Loans receivable, net
Investments		¥ 100,000
BabyTree
Loans receivable, net
Proceeds from loan repayment	¥ 186,000
Amount converted	372,000
Proceeds from BabyTree	¥ 372,000
Number of operating entities | item	2
Convertible loan
Loans receivable, net
Loans receivable						¥ 558,000
Proceeds from loan repayment				¥ 186,000
Fair value of Call Option recorded as a freestanding derivative instrument						16,000
Discount on Convertible Loan						16,000
Convertible loan | BabyTree
Loans receivable, net
Loans receivable						¥ 558,000
Annual rate (as a percentage)						12.00%
Fair value of Call Option recorded as a freestanding derivative instrument						¥ 16,000
Convertible loan | BabyTree | Call Option
Loans receivable, net
Loans receivable					¥ 186,000
Convertible loan | BabyTree | Put Option
Loans receivable, net
Proceeds from loan repayment					¥ 186,000